Basic and Diluted Loss Per Share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares
Numerator:
Net loss	$ (134,224)	¥ (931,922)	¥ (401,275)	¥ (328,477)
Net (profit) loss attributable to noncontrolling interest and redeemable noncontrolling interest	42,968	298,324	(26,824)	(20,003)
Net loss attributable to the Company's ordinary shareholders	(91,256)	(633,598)	(428,099)	(348,480)
Plus: (Increase) decrease in accretion of redeemable noncontrolling interests	(30,316)	(210,485)	7,850	(7,850)
Adjusted net loss attributable to ordinary shareholders	$ (121,572)	¥ (844,083)	¥ (420,249)	¥ (356,330)
Denominator:
Weighted-average number of shares outstanding - basic (in shares)	617,169,833	617,169,833	492,065,239	401,335,788
Weighted-average number of shares outstanding - diluted (in shares)	617,169,833	617,169,833	492,065,239	401,335,788
Loss per share-Basic:
Net loss | (per share)	$ (0.20)	¥ (1.37)	¥ (0.85)	¥ (0.89)
Basic (in per share) | (per share)	(0.20)	(1.37)	(0.85)	(0.89)
Loss per share-Diluted:
Net loss | (per share)	(0.20)	(1.37)	(0.85)	(0.89)
Diluted (in per share) | (per share)	$ (0.20)	¥ (1.37)	¥ (0.85)	¥ (0.89)